Short-term investments (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Short term Investments		¥ 1,315,644,112	¥ 725,664,686
Wealth Management Product [Member]
Short term Investments	$ 183,785,113	¥ 1,315,644,112	¥ 725,664,686